Property, Plant and Equipment - Additional Information (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Gains on disposals of assets	$ 12,000	$ 51,000
Reversal of impairment charge		5,810
Mexico Based Drilling Rigs And Ancillary Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Gains on disposals of assets			$ 24
Proceeds from disposal			48
Reversal of impairment charge			$ 4
Snubbing Units and Related Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Gains on disposals of assets		3,000
Proceeds from disposal		8,000
Drilling and Ancillary Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Loss on asset decommissioning		$ 20,000